Subsequent Events	3 Months Ended	9 Months Ended
	Mar. 31, 2020	Sep. 30, 2020
Subsequent Events
Subsequent Events
Note 7 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet dates up to May 15, 2020, the date that the financial statements were available to be issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On April 24, 2020, May 8, 2020 and May 13, 2020, the Company effected share capitalizations resulting in the initial shareholders holding 17,250,000 Founder Shares, of which up to an aggregate of 2,250,000 shares are subject to forfeiture. All share and per-share amounts have been retroactively restated to reflect the share capitalizations.
As of May 15, 2020, the Company had borrowed an aggregate of $235,959 under the Promissory Note.
As a result of the execution of the underwriting agreement on May 13, 2020, the financial statements have been modified to reflect the final terms of the agreement.

Note 8 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.